J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

EXHIBIT 99.23

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	301035827	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the consumer. Response 1 (XX/XX/XXXX XX:XXAM) The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) Reserve Assets-

A retirement account with XXXX has been used for reserves. The file does not contain terms of withdrawal for the account. Excluding retirement account; borrowers would be $XXXX short reserves. Please provide.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL-

The file does not contain a Fraud Tool verifying all Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists. Please provide.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

A 1008 signed by the underwriter is missingfrom the loan file. Please provide.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a CDA supporting the opinion of value in the origination appraisal report.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	301132226	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXXX) exceed the comparable charges ($XXXX) by more than 10%. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Recording Fee was not accepted. Violation may be cured with a LOE, corrected PCCD, copy of the refund, and proof of delivery, 60 days from discovery. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX XX:XXAM)
Seller researching

Response 2 (XX/XX/XXXX XX:XXAM)
The provided documentation is sufficient to cure the finding. (Resolved)

								(Clear) VVOE required- A VVOE is required within 10 days of Note date XX/XX/XXXX. No VVOE is in evidence in the file. Written VOE XX/XX/XXXX greater than 10 days from Note date. Please provide current VVOE. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA supports the original appraised value.	3	1	2	1	3	1	1	1	C	A	B	A	A	A	C	A	C	A	B	A	A	A	C	A	C	A	B	A	A	A	C	A	C	A	B	A	A	A	C	A	C	A	B	A	A	A	C	A	C	A	B	A	A	A	C	A